Other Identifiable Intangible Assets - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [Line Items]
Indefinite-lived trade names impairment test	86.00%
Impairment	$ 0
Reuters [member]
Disclosure of detailed information about intangible assets [Line Items]
Trade Name	1,939,000,000	$ 1,939,000,000
West [member]
Disclosure of detailed information about intangible assets [Line Items]
Trade Name	$ 707,000,000	$ 707,000,000